Fees Summary	Mar. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,030,854.14
Total Fee Amount	1,109.07
Total Offset Amount	0.00
Net Fee	$ 1,109.07
Offering Table N/A
Offset Table N/A	N/A